FINANCIAL DEBT - TMF Trust Company (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 05, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial Debt.
Payment of financial debt			$ 50,296		$ 98,705	$ 75,010
Deutsche Bank Loan
Financial Debt.
Payment of financial debt				$ 62.4
Bank loans - IFC Loan
Financial Debt.
Payment of financial debt				30.9
IDB Loan
Financial Debt.
Payment of financial debt				13.4
TMF Trust
Financial Debt.
Amount disbursed to trust		$ 273.0
Payment of cash consideration for refinancing Series A Notes				$ 120.2
Settlement of Obligation	$ 45.5